ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 19, 2025

Lisa M. Henry
T +1 617 951 7780
Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG ETF Trust

File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG ETF Trust (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 15, 2025 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG GW&K Muni Income ETF dated September 15, 2025; and

(ii)	Statement of Additional Information for AMG GW&K Muni Income ETF, dated September 15, 2025.

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry

Lisa M. Henry